Disclosure about Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial Assets:
Loans receivable, Carrying Amount	$ 292,507		$ 436,580
Available-for-sale equity investments, Carrying Amount	980		1,103
Available-for-sale equity investments, Fair Value	980		1,103
Cash and cash equivalents, Carrying Amount	163,482		131,570	35,476	23,370
Cash and cash equivalents	163,482		131,570
Financial Liabilities:
Borrowings under unsecured lines of credit arrangements, Carrying Amount	610,000		300,000	140,000
Borrowings under unsecured lines of credit arrangements, Fair Value	610,000		300,000
Senior unsecured notes, Carrying Amount	4,434,107		3,034,949
Senior unsecured notes, Fair Value	4,709,736		3,267,638
Secured debt, Carrying Amount	2,112,649		1,125,906
Secured debt, Fair Value	2,297,278		1,178,081
Interest rate swap agreements, Carrying Amount	(2,854)	[1]	482
Interest rate swap agreements, Fair Value	2,854		482
Mortgage Loans [Member]
Financial Assets:
Loans receivable, Carrying Amount	63,934		109,283
Loans receivable, Fair value	64,194		111,255
Other Real Estate Loans Receivable [Member]
Financial Assets:
Loans receivable, Carrying Amount	228,573		327,297
Loans receivable, Fair value	$ 231,308		$ 333,003

[1]	(3) Please see Note 11 for additional information.